Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, shares issued	10,842,945	10,644,714	10,193,831
Common stock, shares outstanding	10,842,945	10,644,714	10,193,831